Changes in Accounting Policies - Implementation of IFRS 16 Leases(Table)	12 Months Ended
Dec. 31, 2019
Disclosure of nature of change in accounting policy [Abstract]
The Remeasurements Of The Lease Liabilities As Of The Initial Application Date

The Group applied IFRS 16 retrospectively with recognizing the cumulative effect of initial adoption of the standard as at January 1, 2019. The Group did not restate any comparative financial statements.

For leases previously classified as ‘finance leases’, the Group recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right-of-use asset and the lease liability at the date of initial application. The measurement principles of IFRS 16 are only applied after that date. The remeasurements to the lease liabilities were recognized as adjustments to the related right-of-use assets immediately after the date of initial application.

(In millions of Korean won)	January 1, 2019
Right-of-use asset
Operating lease commitments as of December 31, 2018[1]	￦	576,249
Add : Finance lease asset recognized at December 31, 2018		34,002

Right-of use asset recognized as of the date of initial application	￦	610,251

Lease liability
Operating lease commitments as of December 31, 2018	￦	586,882
Discounted amount using the lessee’s incremental borrowing rate[2] at the date of initial application		545,475
Add : Finance lease liability recognized at December 31, 2018		10,161

Lease liabilities recognized as of the date of initial application	￦	555,636

[1]	The amount included lease contract related provisions for asset retirement obligation and other assets/liabilities according to the adoption of IFRS.
[2]	The incremental borrowing rate is 1.45%~6.95%.

The difference between the amount of the right-of-use asset and the lease liability is adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated statement of financial position immediately before the date of initial application.